UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-1528

                    Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.     20 N. Wacker Drive, Suite 2414      Chicago, IL      60606

(Address of principal executive offices)          (Zip code)

William J Murphy.
Unified Fund Services, Inc.
2960 N. Meridian Street, Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     6/30

Date of reporting period:     03/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2009
(Unaudited)

COMMON STOCKS - (35.20%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (2.80%)
122,500	(a)	AMERCO	$ 7,194,045	$ 4,107,425
53,300	(a)	Amerigon, Inc.	374,699	197,210
133,791	(a)	Noble International, Ltd.	1,795,793	25,554
			9,364,537	4,330,189

	Biological Products (0.04%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	26,842
58,305	(a)	Vion Pharmaceuticals, Inc.	250,156	32,068
			361,365	58,910

	Business Services (0.34%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	523,900

	Chemicals (0.87%)
506,885	(a)	Omega Protein Corp.	2,671,525	1,338,176

	Consumer Products (7.44%)
1,663,656	(a)	Alanco Technologies, Inc.	3,609,525	582,113
313,900	(a)	American Italian Pasta Co. - Class A	1,302,443	10,926,859
			4,911,968	11,508,972

	Electric Services (2.04%)
294,849	(a)	Calpine Corp.	3,720,342	2,007,922
20,000		Integrys Energy Group, Inc.	463,954	520,800
50,000		Pepco Holdings, Inc.	554,830	624,000
			4,739,126	3,152,722

	Energy/Energy Services (3.20%)
109,660	(a)	Arena Resources, Inc.	818,156	2,794,137
238,500	(a)	ATP Oil & Gas Corp.	9,589,070	1,223,505
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	811,271
80,000	(a)	Hercules Offshore, Inc.	2,461,778	126,400
			16,051,332	4,955,313

	Guided Missiles & Space Vehicles & Parts (0.38%)
1,370,073	(a)	Astrotech Corp.	5,557,768	589,131

	Health Services (5.86%)
597,347	(a)	America Service Group, Inc.	6,866,334	7,765,511
646,412	(a)	EDAP TMS S.A. (ADR)	5,196,682	937,297
182,300	(a)	Health Grades, Inc.	156,028	371,892
			12,219,044	9,074,700

	Manufacturing (1.85%)
1,731,500		AirBoss of America Corp. (Canadian)	5,706,705	2,862,516

	Mineral Exploration (3.69%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	369,612
280,000		Kinross Gold Corp.	2,749,745	5,003,600
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	261,044
199,864	(a)	TXCO Resources, Inc.	2,432,694	82,344
			9,683,309	5,716,600

	Pharmaceutical/Drug Delivery (3.98%)
631,746	(a)	Durect Corp.	2,244,259	1,408,794
130,000	(a)	Elan Corp., plc (ADR)	851,573	863,200
50,000		Merck & Co., Inc.	2,130,679	1,337,500
3,150,748	(a)	NexMed, Inc.	3,260,031	409,597
803,034	(a)	Oscient Pharmaceuticals Corp.	361,365	96,364
150,000		Pfizer, Inc.	3,890,679	2,043,000
			12,738,586	6,158,455

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2009
(Unaudited)

COMMON STOCKS - (35.20%) - continued
No. of Shares			Issue	Cost	Market Value
	Property-Casualty Insurance (2.44%)
1,057,511	.	(a)	GAINSCO, Inc.	$ 5,685,630	$ 1,522,816
45,000			RLI Corp.	2,225,358	2,259,000
				7,910,988	3,781,816

	Telecommunications (0.27%)
632,679		(a)	iBasis, Inc.	1,262,819	423,895

			Total Common Stocks	94,195,283	54,475,295

CONVERTIBLE PREFERRED STOCKS (1.26%)
	Power Producers (1.26%)
10,000			AES Trust III 6.75%	331,030	342,500
80,000			AMERCO Series A, 8.50%	1,491,145	1,440,000
129,900			Edge Petroleum Corp., 5.75%	6,340,213	161,076
			Total Convertible Preferred Stocks	8,162,388	1,943,576

BONDS (58.46%)
Principal			Issue
	U.S. Government (23.12%)
$ 30,000,000			U.S. Treasury "Strips", 0.00% due 8-15-2028	11,363,363	14,413,380
30,000,000			U.S. Treasury "Strips", 0.00% due 8-15-2029	11,456,004	13,878,180
20,000,000			U.S. Treasury "Strips", 0.00% due 2-15-2036	5,855,438	7,489,100
				28,674,805	35,780,660

	Municipal (0.02%)
1,000,000		(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	32,500

	Corporate (10.54%)
2,300,000		(b)	Charter Communications LLC 9.92% due 4-1-2011	1,881,438	25,875
4,000,000			Constellation Energy Group 7.60% due 4-1-2032	3,502,221	3,316,360
6,000,000			Energy XXI Gulf Coast IN 10.00% due 6-15-2013	2,833,488	2,715,000
1,500,000		(c)	Land O Lakes Capital Trust I 7.45% due 3-15-2028	961,386	937,500
3,000,000			McMoran Exploration Co. 11.875% due 11-15-2014	2,252,789	2,085,000
1,000,000			Oneok, Inc. 6.00% due 6-15-2035	736,253	686,271
2,000,000			Viropharma, Inc. 2.00% due 3-15-2017	1,540,258	1,010,000
1,000,000		(c)	W & T Offshore, Inc. 8.25% due 6-15-2014	711,759	645,000
2,000,000			Whiting Petroleum Corp., 7.00%, 2-01-2014	1,364,618	1,510,000
7,300,000		(c)	XM Satellite Radio, Inc. 13.00% due 8-1-2013	2,701,098	3,376,250
				18,485,308	16,307,256

	Corporate Convertibles (24.78%)
9,179,000			Antigenics, Inc. 5.25% due 2-1-2025	5,791,882	1,571,904
11,013,000		(b)	Atherogenics, Inc. 4.50% due 3-1-2011	7,266,327	1,018,703
4,389,000		(c)(e)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,925,885	2,018,940
2,250,000		(e)	C&D Technologies, Inc. 5.25% due 11-1-2025	2,177,820	1,035,000
6,000,000			Cell Genesys, Inc. 3.125% due 11-1-2011	5,301,616	2,452,500
5,500,000			Cell Therapeutics, Inc. 4.00% due 7-1-2010	4,689,176	1,127,500
5,250,000		(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,821,337	905,625
1,000,000		(c)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	205,000
1,800,000		(b)(c)(e)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,567,679	720,000
2,210,000			CV Therapeutics, Inc. 2.75% due 5-16-2012	2,071,619	2,486,250
14,887,000		(b	deCODE Genetics, Inc. 3.50% due 4-15-2011	8,303,584	595,480
2,000,000		(c)(e)	EDAP TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000			Endeavor International Corp. 6.00% due 1-15-2012	6,269,206	4,141,500
3,500,000			Epix Medical, Inc. 3.00% due 6-15-2024	2,540,362	1,137,500
3,000,000			Flotek Industries, Inc. 5.25% due 2-15-2028	788,894	776,250
3,000,000			Human Genome Sciences, Inc., 2.25% due 10-15-2011	2,800,072	1,117,500
2,150,000			Incyte Corp. 3.50% due 2-15-2011	1,961,678	1,075,000
2,000,000			Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,965,912	2,010,000
3,000,000		(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,763,240	3,453,750
60,000			Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	62,233	69,075
2,466,638		(b)(e)	Kellstrom Industries, Inc. 5.50% due 6-15-2003	143,750	73,999
1,000,000		(b)(e)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	30,000
3,000,000			Mankind Corp. 3.75% due 12-15-2013	1,389,258	1,297,500
2,700,000		(b)(e)	Midway Games, Inc. 6.00% due 9-30-2025	2,532,792	540,000
3,207,000		(e)	Oscient Pharmaceuticals 12.50% due 1-15-2011	6,277,173	272,595
5,150,000			Terremark Worldwide, Inc. 9.00% due 6-15-2009	5,081,989	4,989,062
7,000,000		(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,725,461	1,251,250
920,000			Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	547,712	164,450
			Total Corporate Convertibles	90,820,407	38,336,333

			Total Bonds	138,147,492	90,456,749

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2009
(Unaudited)

WARRANTS (0.03%)
No. of Shares		Issue	Cost	Market Value
168,000	(a)(e)	Edap Inc., expires 10-30-2013	$ -	$ 42,000
468,000	(a)(e)	Vion Pharmaceuticals, Inc., expires 2-15-2010	-	4,680
		Total Warrants	-	46,680

RIGHTS (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
		Total Rights	-	20,000

MONEY MARKET (3.83%)

5,920,282	(d)	Fidelity Institutional Money Market Treasury Only - Class I, 0.26%	5,920,282	5,920,282
		Total Money Market	5,920,282	5,920,282

		Total Investments (98.79%)	$ 246,425,445	$ 152,862,582

		Other assets less liabilities (1.21%)		1,875,566

		TOTAL NET ASSETS (100.00%)		$ 154,738,148

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(d)	Variable rate securities; the money market rate shown represents the rate at March 31, 2009.
	(e)	This security is currently valued according to the fair value procedures approved by the Fund.
	(f)	This security has no expiration date, it will convert to common stock at a future date.
Tax Related
Gross unrealized appreciation				$ 24,301,186
Gross unrealized depreciation				(117,864,049)
Net unrealized depreciation				$ (93,562,863)

Aggregate cost of securities for income tax purposes				$ 246,425,445

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of April 24, 2009 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc._______________

By

/s/Robert B. Bruce

Robert B. Bruce, President

Date: 04/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert B. Bruce

Robert B. Bruce, President

Date: 04/282009

By /s/R. Jeffery Bruce

R. Jeffery Bruce, Principal Accounting Officer

Date: 04/28/2009

.